Organization and Principal Activities - Schedule of Income Per Share Before and After Retrospective Adjustments (Details)	6 Months Ended
Dec. 31, 2023 $ / shares shares
Before Adjustment [Member]
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
Basic | $ / shares	$ 11.63
Diluted | $ / shares	$ 11.63
Weighted average shares used in calculating net income per share
Basic | shares	50,000
Diluted | shares	50,000
After Adjustment [Member]
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
Basic | $ / shares	$ 0.0116
Diluted | $ / shares	$ 0.0116
Weighted average shares used in calculating net income per share
Basic | shares	50,000,000
Diluted | shares	50,000,000